Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee Benefits
25.	Employee Benefits:

As of December 31, 2025 and 2024, this item is composed as follows:

	2025	2024
	MCh$	MCh$

Short-term employee benefits	131,763	143,305
Benefits to employees for contract termination	8,390	8,328
Total	140,153	151,633

(a)	Short-term employee benefits:

(i)	Compliance bonuses provision:

	2025	2024
	MCh$	MCh$
Balances as of January 1	68,356	71,102
Net provisions established	53,873	54,087
Provisions used	(54,877)	(56,833)
Total	67,352	68,356

(ii)	Accrued vacations:

	2025	2024
	MCh$	MCh$
Balances as of January 1	42,824	43,257
Net provisions established	8,322	8,433
Provisions used	(7,908)	(8,866)
Total	43,238	42,824

(iii)	Provision for other benefits to personnel:

	2025	2024
	MCh$	MCh$
Balances as of January 1	32,125	30,096
Net provisions established	45,583	54,571
Provisions used	(56,535)	(52,542)
Total	21,173	32,125
(b)	Benefits to employees for contract termination:

(i)	Changes in the provision for employee benefits for contract termination are detailed as follows:

	2025	2024
	MCh$	MCh$
Present value of the obligations at the beginning of the year	8,328	9,677
Increase in the provision	469	586
Payment of benefits	(469)	(1,820)
Effect of change in actuarial factors	62	(115)
Total	8,390	8,328

(ii)	Net benefits expenses:

	2025	2024
	MCh$	MCh$
Increase in the provisions	21	137
Interest cost of benefits obligations	448	449
Effect of change in actuarial factors	62	(115)
Net benefit cost	531	471

(iii)	Factors used in the calculation:

The main assumptions used in the determination of staff severance indemnity payment obligations for the Bank’s plan are shown below:

	December 31, 2025	December 31, 2024
	%	%
Discount rate	5.71	5.71
Salary increase rate	5.50	4.50
Probability of payment	99.99	99.99

The most recent actuarial valuation of the provision for staff severance indemnity payments was performed during the first quarter of 2025.

(c)	Share-based compensation programs:

As of December 31, 2025 and 2024, the Bank and its subsidiaries do not have a stock-based compensation plan.